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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-08448

                          Pioneer Emerging Markets Fund
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  November 30

Date of reporting period:  December 1, 2005 through May 31, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.


ITEM 1. REPORTS TO SHAREOWNERS.


--------------------------------------------------------------------------------

                                    PIONEER
                                    -------
                                    EMERGING
                                    MARKETS
                                      FUND

                                   Semiannual
                                     Report

                                    5/31/06



                             [LOGO] PIONEER
                                    Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         2
Portfolio Management Discussion               4
Portfolio Summary                             8
Prices and Distributions                      9
Performance Update                           10
Comparing Ongoing Fund Expenses              15
Schedule of Investments                      17
Financial Statements                         28
Notes to Financial Statements                37
Trustees, Officers and Service Providers     47

                                                                     President's

Dear Shareowner:
--------------------------------------------------------------------------------
We believe a desirable, moderate slowing of U.S. economic growth appears likely, with beneficial impacts on inflation and interest rates, while global growth prospects remain strong. We base this on the events of the six and 12 month periods ending May 31, 2006 that have been characterized by strong global growth, rising commodity and stock prices, and rising interest rates. While markets reversed in May (U.S. Treasury bond yields, stock markets, and commodity prices all turned down), we believe the basic fundamental pattern of steady global economic growth remains intact.

According to the International Monetary Fund, global economic growth in 2004-5 was the fastest of any two-year period in more than 30 years, and 2006 growth is projected to match the healthy growth of 2005. This growth has been broad-based, with Europe, Japan, and emerging market economies all showing strength. The result has been rising prices across a broad range of commodities, rising corporate profits, and rising interest rates. These basic ingredients are fueling the equity bull market and the relatively weak bond market over the six months ending May 31, 2006.

The bond markets' concern has been that strong economic growth would spark inflation - we have already seen commodity prices rise, and U.S. labor costs are threatening to increase since we are close to full employment. An environment of strong economic growth, rising commodity prices and labor demands may lead to inflation and higher interest rates; therefore a slower growing economy would be welcomed by the markets.

While first quarter economic growth was strong, it looks as if the slowdown in the U.S. economy for the second half of the year may be starting to unfold. The positive unemployment figures, which reached a five-year low of 4.6 percent in April, may have peaked as the number of new jobs fell in this period, the smallest increase since the Katrina-distorted result of October 2005. The cooling of housing market sales so far this year is another indicator of a slowing economy.

The U.S. Federal Reserve has continued its measured short-term interest rate increases. With global commodity prices continuing to rise, the Fed warned in May that it remains vigilant in wanting to keep inflation low. This determination puts short-term pressure on markets, but such action has a positive effect for consumers over

Letter

the intermediate-to-longer term. By restraining inflation, the Fed may also limit upward pressure on longer-maturity bond yields and downward pressure on stocks' price/earnings ratios.

In summary, we think security market valuations remain reasonable. However, there are no guarantees in investing. We know from a long view of history that sudden shifts in investor sentiment can occur with little warning. This unpredictability reinforces the importance of Pioneer's message that investors should remain diversified, take a long-term view, and base investment decisions on economic and market fundamentals, rather than on emotion. Our investment philosophy and approach continue to be based on the use of fundamental research to identify a range of opportunities that offer an attractive balance of risk and reward to help Fund shareowners work toward their long-term goals.



Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood, President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Please consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer investments for a prospectus containing this information. Please read the information carefully.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/06
--------------------------------------------------------------------------------

Pioneer Emerging Markets Fund outperformed both its benchmark and its peer group for the period. Class A shares of the Fund produced a total return of 16.67% at net asset value for the 6-month period ended May 31, 2006, outpacing the 13.93% return of the Morgan Stanley Capital International Emerging Markets Index. The Fund's Class A shares also outperformed the 13.26% average return of the 209 funds in their Lipper peer group, Emerging Markets Funds.

Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

In the following interview, Christopher Smart, Pioneer Emerging Market Fund's portfolio manager, discusses the factors that influenced performance during the six months ended May 31, 2006.


Q:  How did emerging markets equities perform during the reporting period?

A: Emerging markets stocks performed very well when measured over the full six months. However, a 10.45% decline in May caused the asset class to finish with a return much lower than where it stood just three weeks before the close of the period.

    Despite the late downturn, emerging markets stocks remained supported by the same set of factors that boosted their performance over the past three years. First, the fundamental backdrop stayed favorable, with robust global growth and rising commodity prices helping many governments reduce debt. The result was that investors' perception of the risk associated with investing in the asset class declined substantially. At the same time, relatively low interest rates created greater liquidity in the global financial system. Emerging markets stocks are typically among the largest beneficiaries of this type of environment, and this was the case once again during this bull market.

    In mid-May, however, the investment backdrop shifted rapidly once it became apparent that rising inflation might force the U.S. Federal Reserve to increase interest rates longer than expected. The possibility of reduced liquidity and a slower U.S. economy

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    prompted many investors to take profits, causing sharp losses within the asset class. While this drop may have been surprising to many investors, some profit-taking was natural given the emerging markets' strong recent performance.


Q:  What factors contributed to the Fund's outperformance?

A: From a broader standpoint, we believe a key factor behind the Fund's strong showing is our disciplined approach to investing. We combine top-down country analysis - which is designed to identify the most attractive markets within the asset class - with bottom-up fundamental research that seeks to find companies that are undervalued relative to their growth prospects. This approach has held the Fund in good stead over time: its Class A shares are in the top quarter of the Lipper peer group for the one-, five-, and ten-year intervals, and in the top half of the peer group over the three-year timeframe.

    In terms of specific contributors to performance during the past six months, the Fund's return was helped by its overweight position (relative to the Fund's benchmark) in Brazil. The Brazilian central bank has cut interest rates substantially, and we believe declining inflation provides the monetary authorities with the latitude to make further cuts. During the period, we benefited from rising consumer spending through holdings in companies such as the supermarket chain Lojas Renner. While there has been some noise surrounding this fall's presidential election, in our view the market-friendly nature of both candidates makes it unlikely that the election will have a meaningful long-term impact on stock prices.

    Also helping performance was the Fund's emphasis in South Africa. We have sought to take advantage of two important trends in the country: the growing middle class and rising government spending on infrastructure projects. With respect to the former, we benefited from holdings in Ellerines, a furniture company; and Standard Bank, which has benefited from rapid growth in the demand for loans and savings vehicles. In the infrastructure area, we generated strong performance through our holding in the construction company Aveng.

    The Fund's positions in South Korea and Russia also boosted performance. We have stayed positive on the Korean market, based on our confidence in the continued health of both the consumer

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 5/31/06                            (continued)
--------------------------------------------------------------------------------

    and export sectors. Two Korean stocks were among the Fund's top five contributors during the period: the shipbuilding companies Samsung Heavy Industries and Hyundai Heavy Industries. In Russia, rising energy prices boosted shares of gas giant Gazprom, which has become one of the largest listed companies in the world. The trend of rising consumer spending is also at work in Russia, and this forms the basis for our investment in Oriflame, a direct sales cosmetics company with a business model similar to that of the U.S. company Avon.


Q: What were some elements of your positioning that detracted from performance?

A: The Fund's holdings in Turkey, which underperformed the broader market by a wide margin, weighed on performance. Amid the 10.45% downturn in the emerging markets in May, Turkey declined more than 27%. For the full six months, Turkey fell about 16%, nearly 30 percentage points behind the index. We remain cautiously optimistic on Turkey, however, since valuations remain reasonable and the country's growth story is intact.

    The Fund also was hurt by a smaller relative weighting in Taiwan, which performed well behind a surprisingly strong rebound in the domestic economy. We did not foresee this recovery taking place as soon as it did, and we were therefore not fully positioned to take advantage of the rally in Taiwanese equities.


Q:  What is your broad view regarding the emerging markets?

A: Coming in the wake of a multi-year stretch of positive performance, the May downturn in the emerging markets serves as a reminder of how volatile the asset class can be. However, we believe the long-term investment story remains very positive. Government finances continue to improve, and corporations are adopting increasingly shareholder-friendly management practices. Additionally, the rate of economic growth in the emerging markets remains more than double that of the industrialized nations, at about 6.5% versus 2.5%, yet valuations are less expensive. It should also be noted that the asset class makes up just 7% of the total global stock market capitalization despite having 40% of its gross domestic product and 60% of its population. With these factors forming the investment backdrop, we believe the foundation is in place for continued long-term outperformance for emerging markets equities.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Investing in foreign and/or emerging markets securities involves risks relating to interest rates, currency exchange rates, economic, and political conditions.

At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.

Fee waivers may be imposed at any time to enhance a Fund's yield during periods when the Fund's operating expenses have a significant impact on the Fund's yield due to lower interest rates.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of the Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 5/31/06
--------------------------------------------------------------------------------

Sector Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)


[THE FOLLOWING DATA WAS REPRESENTED AS A PIE CHART IN THE PRINTED MATERIAL]

Financials                      20.4%
Energy                          18.4%
Industrials                     15.8%
Consumer Discretionary          11.8%
Materials                       10.9%
Consumer Staples                 7.0%
Information Technology           6.9%
Telecommunication  Services      5.1%
Health Care                      2.0%
Utilities                        1.7%


Geographical Distribution
--------------------------------------------------------------------------------
(As a percentage of equity holdings)

[THE FOLLOWING DATA WAS REPRESENTED AS A BAR CHART IN THE PRINTED MATERIAL]

--------------  South Korea 20.1%
-----------  Brazil 15.6%
--------  South Africa 12.0%
-----  Russia 7.7%
-----  Taiwan 7.6%
----  People's Republic of China 6.4%
---  India 5.3%
--  Israel 3.8%
--  Mexico 3.4%
--  Turkey 2.9%
- Thailand 2.3%
- Philippines 1.6%
- Hong Kong 1.5%
- Malaysia 1.4%
- Indonesia 1.3%
- Peru 1.1%
- Argentina 1.0%
---  Other (Individually less than 1%) 5.0%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of equity holdings)*

    1.   Petrobras Brasileiro (A.D.R.)             4.16%
    2.   Gazprom (A.D.R.)                          2.42
    3.   Teva Pharmaceutical Industries, Ltd.      2.02
    4.   Lukoil Holding (A.D.R.)                   1.89
    5.   Samsung Electronics                       1.73
    6.   Kookmin Bank (A.D.R.)                     1.60
    7.   Sasol, Ltd. (A.D.R.)                      1.60
    8.   Fomento Economico Mexicano SA de CV       1.56
    9.   Hyundai Heavy Industries                  1.55
   10.   Samsung Heavy Industries Co., Ltd.        1.54

* This list excludes temporary cash and derivative instruments. The portfolio is actively managed, and current holdings may be different.

Pioneer Emerging Markets Fund
-----------------------------------------------------------------------------
PRICES AND DISTRIBUTIONS

Net Asset Value Per Share
--------------------------------------------------------------------------------
 Class   5/31/06   11/30/05
------- --------- ---------
    A    $27.46    $23.64
    B    $25.11    $21.62
    C    $25.05    $21.58
    R    $27.04    $23.37
    Y    $28.99    $25.04

Distributions Per Share
--------------------------------------------------------------------------------
                         12/1/05 - 5/31/06
            -------------------------------------------
                 Net
             Investment     Short-Term      Long-Term
   Class       Income     Capital Gains   Capital Gains
----------- ------------ --------------- --------------
  Class A   $0.1098      $ -                   $ -
  Class B   $0.0028      $ -                   $ -
  Class C   $0.0218      $ -                   $ -
  Class R   $0.1446      $ -                   $ -
  Class Y   $0.2776      $ -                   $ -


Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/06                                        CLASS A SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund at public offering price, compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

Average Annual Total Returns
(As of May 31, 2006)
                           Net Asset    Public Offering
Period                    Value (NAV)     Price (POP)
 10 Years                     8.77%         8.13%
 5 Years                     21.54         20.11
 1 Year                      48.26         39.71


[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment


                        Pioneer Emerging        MSCI Emerging
                          Markets Fund          Markets Index
                          ------------          -------------
5/96                         9,425                 10,000
                            10,604                 10,776
5/98                         9,678                  7,726
                             8,384                  7,994
5/00                        11,668                  9,413
                             8,238                  7,379
5/02                         8,899                  7,916
                             8,607                  7,410
5/04                        11,518                 10,477
                            14,733                 13,634
5/06                        21,844                 19,210

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   NAV results represent the percent change in net asset value per share. POP returns reflect deduction of maximum 5.75% sales charge. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of investing in the Fund (either by purchasing or exchanging). See the prospectus for complete details.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/06                                        CLASS B SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

Average Annual Total Returns
(As of May 31, 2006)
Period                     If Held   If Redeemed
 10 Years                     7.92%     7.92%
 5 Years                     20.62     20.62
 1 Year                      46.95     42.95

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment


                        Pioneer Emerging        MSCI Emerging
                          Markets Fund          Markets Index
                          ------------          -------------
5/96                        10,000                 10,000
                            11,167                 10,776
5/98                        10,118                  7,726
                             8,691                  7,994
5/00                        11,996                  9,413
                             8,393                  7,379
5/02                         9,006                  7,916
                             8,641                  7,410
5/04                        11,491                 10,477
                            14,581                 13,634
5/06                        21,427                 19,210

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. "If Redeemed" returns reflect the deduction of applicable contingent deferred sales charge (CDSC). Effective December 1, 2004, the period during which a CDSC is applied to withdrawals was shortened to 5 years. The maximum CDSC for class B shares continues to be 4%. For more complete information, please see the prospectus for details. Note: Shares purchased prior to December 1, 2004 remain subject to the CDSC in effect at the time you purchased those shares. For performance information for shares purchased prior to December 1, 2004, please visit www.pioneerinvestments.com/bshares.

   All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of investing in the Fund (either by purchasing or exchanging). See the prospectus for complete details.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/06                                        CLASS C SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

Average Annual Total Returns
(As of May 31, 2006)
Period                     If Held   If Redeemed
 10 Years                     7.91%     7.91%
 5 Years                     20.73     20.73
 1 Year                      47.23     47.23

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                        Pioneer Emerging        MSCI Emerging
                          Markets Fund          Markets Index
                          ------------          -------------
5/96                        10,000                 10,000
                            11,168                 10,776
5/98                        10,117                  7,726
                             8,639                  7,994
5/00                        11,897                  9,413
                             8,349                  7,379
5/02                         8,962                  7,916
                             8,614                  7,410
5/04                        11,441                 10,477
                            14,542                 13,634
5/06                        21,410                 19,210

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. "If Held" results represent the percent change in net asset value per share. Returns would have been lower had sales charges been reflected. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of investing in the Fund (either by purchasing or exchanging). See the prospectus for complete details.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/06                                        CLASS R SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.


Average Annual Total Returns
(As of May 31, 2006)
Period                     If Held   If Redeemed
 10 Years                     8.34%     8.34%
 5 Years                     21.19     21.19
 1 Year                      47.80     47.80

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

Value of $10,000 Investment

                        Pioneer Emerging        MSCI Emerging
                          Markets Fund          Markets Index
                          ------------          -------------
5/96                        10,000                 10,000
                            11,197                 10,776
5/98                        10,168                  7,726
                             8,764                  7,994
5/00                        12,136                  9,413
                             8,525                  7,379
5/02                         9,163                  7,916
                             8,825                  7,410
5/04                        11,854                 10,477
                            15,075                 13,634
5/06                        22,281                 19,210

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after April 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares. The performance of Class R shares does not reflect the 1% CDSC that was in effect prior to July 1, 2004. Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.

   The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of investing in the Fund (either by purchasing or exchanging). See the prospectus for complete details.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
PERFORMANCE UPDATE 5/31/06                                        CLASS Y SHARES
--------------------------------------------------------------------------------

Investment Returns
--------------------------------------------------------------------------------

The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer Emerging Markets Fund compared to that of the Morgan Stanley Capital International (MSCI) Emerging Markets Index.

           Average Annual Total Returns
               (As of May 31, 2006)
Period                        If Held   If Redeemed
 10 Years                     9.50%     9.50%
 5 Years                     22.63     22.63
 1 Year                      49.20     49.20

[THE FOLLOWING DATA WAS REPRESENTED AS A MOUNTAIN CHART IN THE PRINTED MATERIAL]

                        Pioneer Emerging        MSCI Emerging
                          Markets Fund          Markets Index
                          ------------          -------------
5/96                        10,000                10,000
                            11,253                10,776
5/98                        10,287                 7,726
                             8,987                 7,994
5/00                        12,586                 9,413
                             8,938                 7,379
5/02                         9,762                 7,916
                             9,542                 7,410
5/04                        12,893                10,477
                            16,613                13,634
5/06                        24,786                19,210

--------------------------------

   Call 1-800-225-6292 or visit www.pioneerinvestments.com for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.

   The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.

   Performance for periods prior to the inception of Class Y shares reflects the NAV performance of the Fund's Class A shares. The performance does not reflect differences in expenses, including the Rule 12b-1 fees applicable to Class A shares. Since fees for Class A shares are generally higher than those of Class Y shares, the performance shown for Y shares prior to their inception would have been higher. Class A shares are used as a proxy from 6/23/94 to 4/9/98. Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends, and capital gains. Other share classes are available for which performance and expenses will differ.

   The Fund will charge a 2% redemption fee on proceeds from shares redeemed or exchanged within 30 days of investing in the Fund (either by purchasing or exchanging). See the prospectus for complete details.

   Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.

   The performance table and graph do not reflect the deduction of fees and taxes that a shareowner would pay on Fund distributions or the redemption of Fund shares.

   The MSCI Emerging Markets Index measures the performance of emerging market stocks. Index returns are calculated monthly, assume reinvestment of dividends and, unlike Fund returns, do not reflect any sales charges, fees or expenses. You cannot invest directly in an Index.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES
--------------------------------------------------------------------------------

As a shareowner in the Fund, you incur two types of costs:

(1) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and

(2) transaction costs, including sales charges (loads) on purchase payments and redemption fees.
This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund's latest six-month period and held throughout the six months.


Using the Tables

Actual Expenses

The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:

1.      Divide your account value by $1,000
        Example: an $8,600 account value [divided by] $1,000 = 8.6

2. Multiply the result in (1) above by the corresponding share class's number in the third row under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets Fund

Based on actual returns from December 1, 2005 through May 31, 2006.

 Share Class                     A              B              C              R              Y
---------------------------------------------------------------------------------------------------
 Beginning Account Value     $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 12/1/05
 Ending Account Value        $1,166.70      $1,161.60      $1,161.90      $1,163.80      $1,169.90
 On 5/31/06
 Expenses Paid               $    9.78      $   14.77      $   14.28      $   12.57      $    7.30
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.81%, 2.74%, 2.65%, 2.33%, and 1.35% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
COMPARING ONGOING FUND EXPENSES                                    (continued)
--------------------------------------------------------------------------------

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads), or redemption fees that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Expenses Paid on a $1,000 Investment in Pioneer Emerging Markets Fund

Based on a hypothetical 5% return per year before expenses, reflect ing the period from December 1, 2005 through May 31, 2006.

 Share Class                     A              B              C              R              Y
---------------------------------------------------------------------------------------------------
 Beginning Account Value     $1,000.00      $1,000.00      $1,000.00      $1,000.00      $1,000.00
 On 12/1/05
 Ending Account Value        $1,015.91      $1,011.27      $1,011.72      $1,013.31      $1,018.20
 On 5/31/06
 Expenses Paid               $    9.10      $   13.74      $   13.29      $   11.70      $    6.79
 During Period*

* Expenses are equal to the Fund's annualized expense ratio of 1.81%, 2.74%, 2.65%, 2.33%, and 1.35% for Class A, Class B, Class C, Class R and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06 (unaudited)
--------------------------------------------------------------------------------

  Shares                                                              Value
               PREFERRED STOCKS - 2.8%
               Materials - 0.5%
               Steel - 0.5%
   96,396      Cia Vale Do Rio Doce*                           $  1,846,843
                                                               ------------
               Total Materials                                 $  1,846,843
                                                               ------------
               Media - 0.7%
               Broadcasting & Cable TV - 0.7%
4,971,400      Net Servicos de Comunicacao SA*                 $  2,418,079
                                                               ------------
               Total Media                                     $  2,418,079
                                                               ------------
               Banks - 1.0%
               Diversified Banks - 1.0%
  125,730      Banco Itau Holding Financeira                   $  3,301,278
                                                               ------------
               Total Banks                                     $  3,301,278
                                                               ------------
               Telecommunication Services - 0.6%
               Integrated Telecommunication Services - 0.6%
  153,894      Tele Norte Leste Participacoes (A.D.R.) (c)     $  2,019,089
                                                               ------------
               Total Telecommunication Services                $  2,019,089
                                                               ------------
               TOTAL PREFERRED STOCKS
               (Cost $6,400,990)                               $  9,585,289
                                                               ------------
               COMMON STOCKS - 96.7%
               Energy - 18.3%
               Integrated Oil & Gas - 13.0%
4,172,500      China Petroleum & Chemical                      $  2,482,176
  190,125      Gazprom (A.D.R.)*                                  8,112,634
   81,500      Lukoil Holding (A.D.R.)                            6,308,100
   16,500      Mol Magyar Olaj                                    1,705,966
  182,000      Petrobras Brasileiro (A.D.R.)                     13,897,520
4,141,500      PetroChina Co., Ltd.                               4,481,481
  232,200      PTT Public Co., Ltd.*                              1,473,706
   80,300      Repsol SA (A.D.R.) (c)                             2,252,415
   42,300      Surgutneftegaz (A.D.R.)*(c)                        2,893,743
                                                               ------------
                                                               $ 43,607,741
                                                               ------------
               Oil & Gas Equipment & Services - 1.0%
   88,500      TelecomAsia Corp. Public Co., Ltd. (c)          $  3,264,765
                                                               ------------

The accompanying notes are an integral part of these financial statements.    17

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

   Shares                                                                Value
               Oil & Gas Exploration & Production - 2.7%
4,799,000      CNOOC, Ltd.                                        $  3,683,980
  147,600      Reliance Natural Resources, Ltd.*                        82,919
  139,100      Sasol, Ltd. (A.D.R.)*(c)                              5,337,267
                                                                  ------------
                                                                  $  9,104,166
                                                                  ------------
               Oil & Gas Refining & Marketing - 1.6%
  144,900      Polski Koncern Naftowy Orlen SA                    $  2,558,492
   73,800      Reliance Industries, Ltd. (144A)                      3,000,708
                                                                  ------------
                                                                  $  5,559,200
                                                                  ------------
               Total Energy                                       $ 61,535,872
                                                                  ------------
               Materials - 10.3%
               Construction Materials - 1.9%
   27,860      Asia Cement Co., Ltd.*                             $  1,157,707
    9,830      Hanil Cement Co., Ltd.*                                 699,267
5,353,500      PT Indocement Tunggal Prakarsa Tbk*                   2,234,446
  334,800      Siam Cement Co., Ltd.                                 2,151,744
                                                                  ------------
                                                                  $  6,243,164
                                                                  ------------
               Diversified Metals & Mining - 2.4%
   46,700      Freeport-McMoRan Copper & Gold, Inc. (Class B)     $  2,614,733
   27,300      Norilsk Nickel*(c)                                    3,316,950
4,676,200      PT Aneka Tambang Tbk                                  2,267,372
                                                                  ------------
                                                                  $  8,199,055
                                                                  ------------
               Gold - 3.1%
   75,000      Anglogold Ashanti, Ltd. (A.D.R.) (c)               $  3,467,250
  279,900      IAMGOLD Corp.*                                        2,639,458
8,116,000      Zijin Mining Group Co., Ltd.                          4,361,896
                                                                  ------------
                                                                  $ 10,468,604
                                                                  ------------
               Precious Metals & Minerals - 1.9%
   31,700      Anglo American Platinum Corp., Ltd.                $  2,878,138
  140,400      Compania de Minas Buenaventura SA*                    3,618,108
                                                                  ------------
                                                                  $  6,496,246
                                                                  ------------
               Steel - 1.0%
   82,900      Companhia Vale do Rio Doce (A.D.R.) (c)            $  3,233,929
                                                                  ------------
               Total Materials                                    $ 34,640,998
                                                                  ------------

18    The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                              Value
              Capital Goods - 13.9%
              Aerospace & Defense - 0.8%
  101,100     Elbit Systems, Ltd.                              $  2,678,971
                                                               ------------
              Construction & Engineering - 4.9%
  692,400     Aveng, Ltd.                                      $  2,261,707
4,990,950     Continental Engineering Corp.                       2,792,900
  898,184     Empressa ICA Sociedad Controladora SA de CV*        2,891,490
   42,100     GS Engineering & Construction Corp.*                2,936,244
   75,000     Kyeryong Construction Industrial Co., Ltd.*         2,891,697
   55,600     Larsen & Toubro, Ltd.                               2,790,278
                                                               ------------
                                                               $ 16,564,316
                                                               ------------
              Construction, Farm Machinery & Heavy Trucks - 4.4%
  160,300     Daewoo Heavy Industries & Machinery, Ltd.*       $  4,389,499
   50,970     Hyundai Heavy Industries*                           5,195,465
  243,800     Samsung Heavy Industries Co., Ltd.*                 5,140,348
                                                               ------------
                                                               $ 14,725,312
                                                               ------------
              Heavy Electrical Equipment - 0.8%
   69,500     Bharat Heavy Electricals (Demat Shares)          $  2,863,271
                                                               ------------
              Industrial Conglomerates - 2.1%
  136,100     Barloworld*                                      $  2,309,105
  305,000     Keppel Corp.*                                       2,617,420
  462,822     KOC Holding AS*                                     1,805,103
                                                               ------------
                                                               $  6,731,628
                                                               ------------
              Industrial Machinery - 0.9%
  184,400     Doosan Heavy Industries & Construction Co.*      $  2,988,231
                                                               ------------
              Total Capital Goods                              $ 46,551,729
                                                               ------------
              Transportation - 1.8%
              Airlines - 0.7%
   77,000     Gol-Linhas Aereas Inteligentes SA*               $  2,397,964
                                                               ------------
              Marine - 1.1%
2,406,600     China Shipping Development Co., Ltd.*            $  1,753,319
  916,000     Malaysia International Shipping Bhd.                2,056,711
                                                               ------------
                                                               $  3,810,030
                                                               ------------
              Total Transportation                             $  6,207,994
                                                               ------------

The accompanying notes are an integral part of these financial statements.    19

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

  Shares                                                            Value
              Automobiles & Components - 1.9%
              Automobile Manufacturers - 1.9%
  63,500      Hyundai Motor Co., Ltd.*                       $  4,905,592
 243,600      Ssangyong Motor Co.*                              1,355,209
                                                             ------------
                                                             $  6,260,801
                                                             ------------
              Total Automobiles & Components                 $  6,260,801
                                                             ------------
              Consumer Durables & Apparel - 1.9%
              Homebuilding - 0.7%
 174,380      Cyrela Brazil Realty SA                        $  2,326,868
                                                             ------------
              Household Appliances - 0.5%
 261,520      Arcelik AS*                                    $  1,645,772
                                                             ------------
              Housewares & Specialties - 0.7%
  93,600      Woongjin Coway Co., Ltd.*                      $  2,257,929
                                                             ------------
              Total Consumer Durables & Apparel              $  6,230,569
                                                             ------------
              Consumer Services - 0.9%
              Hotels, Resorts & Cruise Lines - 0.9%
 115,600      Indian Hotels Co., Ltd.*                       $  3,010,928
                                                             ------------
              Total Consumer Services                        $  3,010,928
                                                             ------------
              Media - 2.6%
              Broadcasting & Cable TV - 2.0%
 172,024      Grupo Televisa SA (A.D.R.)                     $  3,163,521
 637,000      Television Broadcasts, Ltd.                       3,662,254
                                                             ------------
                                                             $  6,825,775
                                                             ------------
              Publishing - 0.6%
 744,827      Hurriyet Gazetecilik ve Matbaacilik AS*        $  2,059,954
                                                             ------------
              Total Media                                    $  8,885,729
                                                             ------------
              Retailing - 3.7%
              Apparel Retail - 1.2%
 349,700      Edgars Consolidated Stores, Ltd.*              $  1,803,589
 617,500      Truworths International, Ltd.                     2,216,063
                                                             ------------
                                                             $  4,019,652
                                                             ------------

20    The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Shares                                                          Value
               Department Stores - 1.7%
   32,700      Hyundai Department Store Co., Ltd.*          $  2,796,166
   60,500      Lojas Renner SA*                                3,072,917
                                                            ------------
                                                            $  5,869,083
                                                            ------------
               Homefurnishing Retail - 0.8%
  216,300      Ellerine Holdings, Ltd.                      $  2,658,329
                                                            ------------
               Total Retailing                              $ 12,547,064
                                                            ------------
               Food & Drug Retailing - 1.9%
               Food Retail - 0.6%
1,016,000      President Chain Store Corp.                  $  2,111,981
                                                            ------------
               Hypermarkets & Supercenters - 1.3%
   66,800      Brasil Distr Pao Acu (A.D.R.)*(c)            $  2,207,740
  268,600      Massmart Holdings, Ltd.                         2,045,470
                                                            ------------
                                                            $  4,253,210
                                                            ------------
               Total Food & Drug Retailing                  $  6,365,191
                                                            ------------
               Food, Beverage & Tobacco - 3.5%
               Packaged Foods & Meats - 1.9%
   28,400      CJ Corp.*                                    $  3,281,340
  142,200      Tiger Brands, Ltd.*                             3,206,889
                                                            ------------
                                                            $  6,488,229
                                                            ------------
               Soft Drinks - 1.6%
   60,900      Fomento Economico Mexicano SA de CV*         $  5,224,611
                                                            ------------
               Total Food, Beverage & Tobacco               $ 11,712,840
                                                            ------------
               Household & Personal Products - 1.5%
               Personal Products - 1.5%
  252,300      Natura Cosmeticos SA*                        $  2,535,815
   78,500      Oriflame Cosmetics SA*                          2,659,083
                                                            ------------
                                                            $  5,194,898
                                                            ------------
               Total Household & Personal Products          $  5,194,898
                                                            ------------
               Pharmaceuticals & Biotechnology - 2.0%
               Pharmaceuticals - 2.0%
  185,600      Teva Pharmaceutical Industries, Ltd. (c)     $  6,757,696
                                                            ------------
               Total Pharmaceuticals & Biotechnology        $  6,757,696
                                                            ------------

The accompanying notes are an integral part of these financial statements.    21

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

     Shares                                                          Value
              Banks - 11.8%
              Diversified Banks - 11.3%
  116,304     Banco Bradesco SA (c)                           $  3,553,087
  128,600     Banco do Brasil SA                                 3,110,380
  447,000     Bangkok Bank, Ltd. (Foreign Shares)                1,251,865
  687,700     Bank Hapoalim, Ltd.                                3,216,724
1,632,100     Bumiputra-Commerce Holdings Bhd.*                  2,743,175
   72,767     Hana Financial Holdings*                           3,285,675
  797,600     Kasikornbank*                                      1,346,568
   66,400     Kookmin Bank (A.D.R.)*(c)                          5,343,872
   14,131     Kookmin Bank*                                      1,143,703
4,893,800     Krung Thai Bank Public Co., Ltd.*                  1,334,789
   78,600     Shinhan Financial Group Co., Ltd.*                 3,587,925
  247,086     Standard Bank Group, Ltd.                          2,851,987
   80,300     State Bank of India                                1,445,345
  241,452     Turkiye Is Bankasi (Isbank)*                       1,425,717
   34,939     Uniao de Bancos Brasileiros SA (Unibanco)
              (G.D.R.) (144A) (c)                                2,230,156
                                                              ------------
                                                              $ 37,870,968
                                                              ------------
              Thrifts & Mortgage Finance - 0.5%
  121,000     Banco De Oro (G.D.R.) (144A)*                   $  1,671,010
                                                              ------------
              Total Banks                                     $ 39,541,978
                                                              ------------
              Diversified Financials - 2.4%
              Investment Banking & Brokerage - 0.9%
   53,100     Samsung Securities Co., Ltd.                    $  2,847,573
                                                              ------------
              Diversified Financial Services - 1.5%
1,201,997     FirstRand, Ltd.*                                $  3,163,559
2,096,000     Fubon Group                                        1,844,792
  147,600     Reliance Capital Ventures*                            80,288
                                                              ------------
                                                              $  5,088,639
                                                              ------------
              Total Diversified Financials                    $  7,936,212
                                                              ------------

22    The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Shares                                                                   Value
              Insurance - 4.6%
              Life & Health Insurance - 2.9%
  102,300     Cathay Financial Holding Co., Ltd. (144A) (G.D.R.)    $  2,239,347
1,776,900     China Life Insurance Co., Ltd.*                          2,654,325
  778,000     Ping An Insurance (Group) Co. of China, Ltd.*            2,152,059
1,255,880     Sanlam, Ltd.*                                            2,827,499
                                                                    ------------
                                                                    $  9,873,230
                                                                    ------------
              Property & Casualty Insurance - 1.7%
  839,450     Aksigorta AS*                                         $  2,901,171
   19,800     Samsung Fire & Marine Insurance                          2,770,405
                                                                    ------------
                                                                    $  5,671,576
                                                                    ------------
              Total Insurance                                       $ 15,544,806
                                                                    ------------
              Real Estate - 0.6%
              Real Estate Management & Development - 0.6%
8,021,900     Ayala Land, Inc.*                                     $  2,013,386
                                                                    ------------
              Total Real Estate                                     $  2,013,386
                                                                    ------------
              Software & Services - 1.0%
              IT Consulting & Other Services - 1.0%
   53,368     Infosys Technologies, Ltd.                            $  3,361,302
                                                                    ------------
              Total Software & Services                             $  3,361,302
                                                                    ------------
              Technology Hardware & Equipment - 3.1%
              Computer Hardware - 0.9%
  646,600     ACER Sertek, Inc.                                     $  1,047,841
1,206,750     Quanta Computer, Inc.                                    1,803,612
                                                                    ------------
                                                                    $  2,851,453
                                                                    ------------
              Computer Storage & Peripherals - 1.0%
  461,000     Asustek Computer, Inc.                                $  1,085,294
1,636,800     LITE-ON IT Corp.                                         2,206,546
                                                                    ------------
                                                                    $  3,291,840
                                                                    ------------
              Electronic Manufacturing Services - 1.2%
  648,826     Hon Hai Precision Industry                            $  4,127,294
                                                                    ------------
              Total Technology Hardware & Equipment                 $ 10,270,587
                                                                    ------------

The accompanying notes are an integral part of these financial statements.    23

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

   Shares                                                                 Value
               Semiconductors - 2.8%
    8,970      Samsung Electronics                                 $  5,770,496
1,239,211      Taiwan Semiconductor Manufacturing Co.                 2,310,483
  156,344      Taiwan Semiconductor Manufacturing Co. (A.D.R.)        1,480,578
                                                                   ------------
                                                                   $  9,561,557
                                                                   ------------
               Total Semiconductors                                $  9,561,557
                                                                   ------------
               Telecommunication Services - 4.5%
               Integrated Telecommunication Services - 1.2%
   72,200      Brasil Telecom Participacoes SA (c)                 $  2,209,320
   43,600      Philippine Long Distance Telephone Co.                 1,635,585
                                                                   ------------
                                                                   $  3,844,905
                                                                   ------------
               Wireless Telecommunication Services - 3.3%
   81,400      Mobile Telesystems (A.D.R.)                         $  2,442,000
  359,500      MTN Group, Ltd.                                        2,979,902
  147,600      Reliance Communication Ventures, Ltd.*                   861,124
2,288,000      Taiwan Mobile Co., Ltd.                                2,286,478
   60,500      Vimpel-Communications (A.D.R.)*(c)                     2,532,530
                                                                   ------------
                                                                   $ 11,102,034
                                                                   ------------
               Total Telecommunication Services                    $ 14,946,939
                                                                   ------------
               Utilities - 1.7%
               Electric Utilities - 0.5%
   45,400      Cemig SA (A.D.R.)*                                  $  1,738,820
  147,600      Reliance Energy Ventures, Ltd.*                          110,679
                                                                   ------------
                                                                   $  1,849,499
                                                                   ------------
               Gas Utilities - 1.2%
3,293,000      Panva Gas Holdings, Ltd.*                           $  1,483,491
   19,700      Samchully Co., Ltd.*                                   2,477,029
                                                                   ------------
                                                                   $  3,960,520
                                                                   ------------
               Total Utilities                                     $  5,810,019
                                                                   ------------
               TOTAL COMMON STOCKS
               (Cost $218,677,844)                                 $324,889,095
                                                                   ------------

24    The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    Shares                                                             Value
                RIGHTS - 0.0%
                Household & Personal Products - 0.0%
                Personal Products - 0.0%
    78,500      Oriflame Cosmetics SA, Exp. 7/3/06               $     83,028
                                                                 ------------
                TOTAL RIGHTS
                (Cost $233,664)                                  $     83,028
                                                                 ------------
                TEMPORARY CASH INVESTMENT - 11.9%
                Security Lending Collateral - 11.9%
40,001,403      Securities Lending Investment Fund, 4.97%        $ 40,001,403
                                                                 ------------
                TOTAL TEMPORARY CASH INVESTMENT
                (Cost $40,001,403)                               $ 40,001,403
                                                                 ------------
                TOTAL INVESTMENT IN SECURITIES - 111.4%
                (Cost $265,313,901)(a)(b)                        $374,558,815
                                                                 ------------
                OTHER ASSETS AND LIABILITIES - (11.4)%           $(38,433,578)
                                                                 ------------
                TOTAL NET ASSETS - 100.0%                        $336,125,237
                                                                 ============

(A.D.R.) American Depositary Receipt.

(G.D.R.) Global Depositary Receipt.

*        Non-income producing security.

(144A) Security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration. At May 31, 2006, the value of these securities amounted to $9,141,221 or 2.7% of total net assets.


The accompanying notes are an integral part of these financial statements.   25

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

(a) Distributions of investments by country of issue (excluding temporary cash investments), as a percentage of total investment in equity securities, is as follows:

       South Korea                               20.1%
       Brazil                                    15.6
       South Africa                              12.0
       Russia                                     7.7
       Taiwan                                     7.6
       People's Republic of China                 6.4
       India                                      5.3
       Israel                                     3.8
       Mexico                                     3.4
       Turkey                                     2.9
       Thailand                                   2.3
       Philippines                                1.6
       Hong Kong                                  1.5
       Malaysia                                   1.4
       Indonesia                                  1.3
       Peru                                       1.1
       Argentina                                  1.0
       Other (Individually less than 1%)          5.0
                                                 ----
                                                100.0%
                                                =====

(b) At May 31, 2006, the net unrealized gain on investments based on cost for federal income tax purposes of $266,654,787 was as follows:

       Aggregate gross unrealized gain for all investments in which there is
       an excess of value over tax cost                                          $111,885,189
       Aggregate gross unrealized loss for all investments in which there is
       an excess of tax cost over value                                            (3,981,161)
                                                                                 ------------
       Net unrealized gain                                                       $107,904,028
                                                                                 ============

26    The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

(c)   At May 31, 2006, the following securities were out on loan:


      Shares                          Security                                 Value
      73,950     Anglogold Ashanti, Ltd. (A.D.R.)                        $ 3,418,709
     115,126     Banco Bradesco SA                                         3,517,099
      45,132     Brasil Distr Pao Acu (A.D.R.)*                            1,491,613
      42,700     Brasil Telecom Participacoes SA                           1,306,620
      44,946     Companhia Vale do Rio Doce (A.D.R.)                       1,753,343
      27,000     Norilsk Nickel*                                           3,280,500
      15,984     Kookmin Bank (A.D.R.)*                                    1,286,392
      31,930     Repsol SA (A.D.R.)                                          895,637
     137,709     Sasol, Ltd. (A.DR.)*                                      5,283,894
      41,877     Surgutneftegaz (A.D.R.)*                                  2,864,806
      87,400     Tele Norte Leste Participacoes (A.D.R.)                   1,146,688
      39,700     TelecomAsia Corp. Public Co., Ltd.                        1,464,533
     183,744     Teva Pharmaceutical Industries, Ltd.                      6,690,119
      34,590     Uniao de Bancos Brasileiros SA (Unibanco) (G.D.R.)
                   (144A)                                                  2,207,880
      51,600     Vimpel-Communications (A.D.R.)*                           2,159,976
                                                                         -----------
                 Total                                                   $38,767,809
                                                                         ===========

Purchases and sales of securities (excluding temporary cash investments) for the six months ended May 31, 2006 aggregated $79,013,016 and $50,429,285, respectively.


The accompanying notes are an integral part of these financial statements.   27

Pioneer Emerging Markets Fund
-----------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 5/31/06 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (including securities
    loaned of $38,767,809) (cost $265,313,901)                  $374,558,815
  Receivables
    Foreign currencies, at value (cost $2,349,255)                 2,394,932
    Investment securities sold                                        35,611
    Fund shares sold                                               3,600,245
    Dividends, interest and foreign taxes withheld                   947,656
  Forward foreign currency settlement contracts                           33
  Due from Pioneer Investment Management, Inc.                            26
  Other                                                               85,187
                                                                ------------
     Total assets                                               $381,622,505
                                                                ------------
LIABILITIES:
  Payables -
    Fund shares repurchased                                     $    839,607
    Upon return of securities loaned                              40,001,403
  Due to bank                                                      3,745,475
  Due to affiliates                                                   45,555
  Accrued expenses                                                   473,668
  Reserve for repatriation of taxes                                  391,560
                                                                ------------
     Total liabilities                                          $ 45,497,268
                                                                ------------
NET ASSETS:
  Paid-in capital                                               $209,703,005
  Distributions in excess of net investment income                  (405,051)
  Accumulated net realized gain on investments and foreign
    currency transactions                                         17,928,881
  Net unrealized gain on investments                             108,853,354
  Net unrealized gain on forward foreign currency contracts
    and other assets and liabilities denominated in foreign
    currencies                                                        45,048
                                                                ------------
     Total net assets                                           $336,125,237
                                                                ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $198,660,195/7,234,473 shares)              $      27.46
                                                                ============
  Class B (based on $48,649,873/1,937,234 shares)               $      25.11
                                                                ============
  Class C (based on $54,216,444/2,164,538 shares)               $      25.05
                                                                ============
  Class R (based on $250,091/9,250 shares)                      $      27.04
                                                                ============
  Class Y (based on $34,348,634/1,184,967 shares)               $      28.99
                                                                ============
MAXIMUM OFFERING PRICE:
  Class A ($27.46 [divided by] 94.25%)                          $      29.14
                                                                ============


28    The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/06

INVESTMENT INCOME:
  Dividends (net of foreign taxes withheld of $387,942)         $ 3,999,961
  Interest                                                          135,685
  Income from securities loaned, net                                 33,558
                                                                -----------
     Total investment income                                                      $ 4,169,204
                                                                                  -----------
EXPENSES:
  Management fees                                               $ 1,909,811
  Transfer agent fees and expenses
   Class A                                                          216,647
   Class B                                                          104,051
   Class C                                                           81,611
   Class R                                                              507
   Class Y                                                              372
  Distribution fees
   Class A                                                          240,691
   Class B                                                          263,193
   Class C                                                          269,151
   Class R                                                              437
  Administrative reimbursements                                      27,926
  Custodian fees                                                    183,092
  Registration fees                                                  13,104
  Professional fees                                                  65,440
  Printing expense                                                   27,118
  Fees and expenses of nonaffiliated trustees                         4,914
  Miscellaneous                                                       7,071
                                                                -----------
     Total expenses                                                               $ 3,415,136
     Less management fees waived and expenses
       reimbursed by Pioneer Investment Management, Inc.                                  (97)
     Less fees paid indirectly                                                         (4,784)
                                                                                  -----------
     Net expenses                                                                 $ 3,410,255
                                                                                  -----------
       Net investment income                                                      $   758,949
                                                                                  -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY TRANSACTIONS:
  Net realized gain on:
   Investments (net of foreign capital gains taxes of
     $316,514)                                                  $16,355,877
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                 (160,519)      $16,195,358
                                                                -----------       -----------
  Change in net unrealized gain (loss) on:
   Investments (net of increase in reserve for capital gains
     taxes of $129,062)                                         $25,947,014
   Forward foreign currency contracts and other assets and
     liabilities denominated in foreign currencies                   45,286       $25,992,300
                                                                -----------       -----------
  Net gain on investments                                                         $42,187,658
                                                                                  -----------
  Net increase in net assets resulting from operations                            $42,946,607
                                                                                  ===========

The accompanying notes are an integral part of these financial statements.   29

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 5/31/06 and the Year Ended 11/30/05

                                                            Six Months
                                                               Ended
                                                              5/31/06        Year Ended
                                                            (unaudited)       11/30/05
FROM OPERATIONS:
Net investment income                                     $     758,949    $    1,739,672
Net realized gain on investments and foreign currency
  transactions                                               16,195,358        64,508,604
Change in net unrealized gain (loss) on investments
  and foreign currency transactions                          25,992,300         9,935,503
                                                          -------------    --------------
    Net increase in net assets resulting from
     operations                                           $  42,946,607    $   76,183,779
                                                          -------------    --------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
    Class A ($0.11 and $0.00 per share, respectively)     $    (732,632)   $            -
    Class B ($0.00 and $0.00 per share, respectively)            (5,779)                -
    Class C ($0.02 and $0.00 per share, respectively)           (45,100)                -
    Class R ($0.14 and $0.00 per share, respectively)              (885)                -
    Class Y ($0.28 and $0.00 per share, respectively)          (258,939)                -
Net realized gain:
    Class A ($0.00 and $0.65 per share, respectively)     $           -    $   (4,122,852)
    Class B ($0.00 and $0.65 per share, respectively)                 -        (1,251,613)
    Class C ($0.00 and $0.65 per share, respectively)                 -        (1,296,642)
    Class R ($0.00 and $0.65 per share, respectively)                 -            (3,619)
    Class Y ($0.00 and $0.65 per share, respectively)                 -          (588,450)
                                                          -------------    --------------
     Total distributions to shareowners                   $  (1,043,335)   $   (7,263,176)
                                                          -------------    --------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                          $ 101,911,836    $   86,712,673
Reinvestment of distributions                                   885,706         6,378,878
Cost of shares repurchased                                  (73,991,997)     (170,568,503)
Redemption Fees                                                  13,825            26,601
                                                          -------------    --------------
    Net increase (decrease) in net assets resulting
     from Fund share transactions                         $  28,819,370    $  (77,450,351)
                                                          -------------    --------------
    Net increase (decrease) in net assets                 $  70,722,642    $   (8,529,748)
NET ASSETS:
Beginning of period                                         265,402,595       273,932,343
                                                          -------------    --------------
End of period (including distributions in excess of net
  investment income of $(405,051) and $(120,665),
  respectively)                                           $ 336,125,237    $  265,402,595
                                                          =============    ==============

30    The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                   '06 Shares      '06 Amount       '05 Shares      '05 Amount
                                  (unaudited)      (unaudited)
CLASS A
Shares sold                         2,226,569    $  62,384,514       2,516,696    $  51,303,808
Reinvestment of distributions          25,961          652,235         156,331        3,721,456
Less shares repurchased            (1,552,069)     (43,472,862)     (4,334,784)     (90,364,268)
                                   ----------    -------------      ----------    -------------
    Net increase (decrease)           700,461    $  19,563,887      (1,661,757)   $ (35,339,004)
                                   ==========    =============      ==========    =============
CLASS B
Shares sold                           595,763    $  15,124,048         641,285    $  12,326,816
Reinvestment of distributions             166            3,905          51,211        1,108,036
Less shares repurchased              (651,179)     (16,808,599)       (899,893)     (16,583,988)
                                   ----------    -------------      ----------    -------------
    Net decrease                      (55,250)   $  (1,680,646)       (207,397)   $  (3,149,136)
                                   ==========    =============      ==========    =============
CLASS C
Shares sold                           542,152    $  14,004,614         644,024    $  12,229,266
Reinvestment of distributions           1,603           36,911          51,026        1,105,896
Less shares repurchased              (440,059)     (11,178,437)       (855,429)     (15,754,086)
                                   ----------    -------------      ----------    -------------
    Net increase (decrease)           103,696    $   2,863,088        (160,379)   $  (2,418,924)
                                   ==========    =============      ==========    =============
CLASS R
Shares sold                             7,297    $     209,054           2,522    $      51,865
Reinvestment of distributions              33              817             153            3,585
Less shares repurchased                (3,855)        (104,264)           (243)          (4,820)
                                   ----------    -------------      ----------    -------------
    Net increase                        3,475    $     105,607           2,432    $      50,630
                                   ==========    =============      ==========    =============
CLASS Y
Shares sold                           332,615    $  10,189,606         497,695    $  10,800,918
Reinvestment of distributions           7,247          191,838          17,574          439,905
Less shares repurchased               (84,135)      (2,427,835)     (2,485,025)     (47,861,341)
                                   ----------    -------------      ----------    -------------
    Net increase (decrease)           255,727    $   7,953,609      (1,969,756)   $ (36,620,518)
                                   ==========    =============      ==========    =============


The accompanying notes are an integral part of these financial statements.   31

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Six Months
                                                                    Ended
                                                                   5/31/06       Year Ended
                                                                 (unaudited)      11/30/05
CLASS A
Net asset value, beginning of period                              $ 23.64         $ 17.88
                                                                  -------         -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                     $  0.11         $  0.19
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      3.82            6.22
                                                                  -------         -------
  Net increase (decrease) from investment operations              $  3.93         $  6.41
Distributions to shareowners:
 Net investment income                                            $ (0.11)        $     -
 Net realized gain                                                      -           (0.65)
                                                                  -------         -------
 Total distributions                                              $ (0.11)        $ (0.65)
                                                                  -------         -------
 Redemption fee                                                   $  0.00(a)      $  0.00(a)
                                                                  -------         -------
Net increase (decrease) in net asset value                        $  3.82         $  5.76
                                                                  -------         -------
Net asset value, end of period                                    $ 27.46         $ 23.64
                                                                  =======         =======
Total return*                                                       16.67%          35.82%
Ratio of net expenses to average net assets+                         1.81%**         2.15%
Ratio of net investment income (loss) to average net assets+         0.70%**         0.87%
Portfolio turnover rate                                                32%**           69%
Net assets, end of period (in thousands)                          $198,660        $154,442
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        1.81%**         2.23%
 Net investment income (loss)                                        0.70%**         0.79%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.81%**         2.15%
 Net investment income (loss)                                        0.70%**         0.87%

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended   Year Ended   Year Ended    Year Ended
                                                                 11/30/04     11/30/03     11/30/02      11/30/01
CLASS A
Net asset value, beginning of period                             $  14.47     $  10.11     $  9.91       $ 10.82
                                                                 --------     --------     -------       -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                    $   0.10     $   0.07     $ (0.01)      $  0.00(a)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      3.35         4.29        0.21         (0.91)
                                                                 --------     --------     -------       -------
  Net increase (decrease) from investment operations             $   3.45     $   4.36     $  0.20       $ (0.91)
Distributions to shareowners:
 Net investment income                                           $  (0.04)    $      -     $     -       $     -
 Net realized gain                                                      -            -           -             -
                                                                 --------     --------     -------       -------
 Total distributions                                             $  (0.04)    $      -     $     -       $     -
                                                                 --------     --------     -------       -------
 Redemption fee                                                  $      -     $      -     $     -       $     -
                                                                 --------     --------     -------       -------
Net increase (decrease) in net asset value                       $   3.41     $   4.36     $  0.20       $ (0.91)
                                                                 --------     --------     -------       -------
Net asset value, end of period                                   $  17.88     $  14.47     $ 10.11       $  9.91
                                                                 ========     ========     =======       =======
Total return*                                                       23.86%       43.13%       2.02%        (8.41)%
Ratio of net expenses to average net assets+                         2.17%        2.65%       2.58%         2.76%
Ratio of net investment income (loss) to average net assets+         0.61%        0.51%      (0.09)%       (0.04)%
Portfolio turnover rate                                                69%          88%        101%          177%
Net assets, end of period (in thousands)                         $146,503     $121,974     $94,999       $82,739
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        2.24%        2.65%       2.58%         2.76%
 Net investment income (loss)                                        0.54%        0.51%      (0.09)%       (0.04)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                        2.17%        2.64%       2.57%         2.74%
 Net investment income (loss)                                        0.61%        0.52%      (0.08)%       (0.02)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.
(a) Amount rounds to less than one cent per share.

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   Six Months
                                                                     Ended
                                                                    5/31/06          Year Ended
                                                                  (unaudited)         11/30/05
CLASS B
Net asset value, beginning of period                               $  21.62          $  16.52
                                                                   --------          --------
Increase (decrease) from investment operations:
 Net investment loss                                               $  (0.03)         $  (0.00)(a)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                        3.52              5.75
                                                                   --------          --------
  Net increase (decrease) from investment operations               $   3.49          $   5.75
Distributions to Shareholders:
 Net investment income                                             $  (0.00)(a)      $      -
 Net realized gain                                                        -             (0.65)
                                                                   --------          --------
 Total distributions                                               $  (0.00)(a)      $  (0.65)
                                                                   --------          --------
 Redemption fee                                                    $   0.00(a)       $   0.00(a)
                                                                   --------          --------
Net increase (decrease) in net asset value                         $   3.49          $   5.10
                                                                   --------          --------
Net asset value, end of period                                     $  25.11          $  21.62
                                                                   ========          ========
Total return*                                                         16.16%            34.78%
Ratio of net expenses to average net assets+                           2.74%**           2.94%
Ratio of net investment income (loss) to average net assets+          (0.24)%**          0.04%
Portfolio turnover rate                                                  32%**             69%
Net assets, end of period (in thousands)                           $ 48,650          $ 43,085
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          2.74%**           2.96%
 Net investment income (loss)                                         (0.24)%**          0.02%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                          2.74%**           2.94%
 Net investment income (loss)                                         (0.24)%**          0.04%

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                Year Ended   Year Ended   Year Ended   Year Ended
                                                                 11/30/04     11/30/03     11/30/02     11/30/01
CLASS B
Net asset value, beginning of period                             $ 13.46      $  9.47      $  9.34      $ 10.28
                                                                 -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment loss                                             $ (0.01)     $ (0.08)     $ (0.58)     $ (0.10)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                     3.07         4.07         0.71        (0.84)
                                                                 -------      -------      -------      -------
  Net increase (decrease) from investment operations             $  3.06      $  3.99      $  0.13      $ (0.94)
Distributions to Shareholders:
 Net investment income                                           $     -      $     -      $     -      $     -
 Net realized gain                                                     -            -            -            -
                                                                 -------      -------      -------      -------
 Total distributions                                             $     -      $     -      $     -      $     -
                                                                 -------      -------      -------      -------
 Redemption fee                                                  $     -      $     -      $     -      $     -
                                                                 -------      -------      -------      -------
Net increase (decrease) in net asset value                       $  3.06      $  3.99      $  0.13      $ (0.94)
                                                                 -------      -------      -------      -------
Net asset value, end of period                                   $ 16.52      $ 13.46      $  9.47      $  9.34
                                                                 =======      =======      =======      =======
Total return*                                                      22.73%       42.13%        1.39%       (9.14)%
Ratio of net expenses to average net assets+                        2.89%        3.37%        3.21%        3.59%
Ratio of net investment income (loss) to average net assets+       (0.10)%      (0.26)%      (0.66)%      (0.87)%
Portfolio turnover rate                                               69%          88%         101%         177%
Net assets, end of period (in thousands)                         $36,352      $38,615      $29,674      $35,651
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                       2.95%        3.37%        3.21%        3.59%
 Net investment income (loss)                                      (0.16)%      (0.26)%      (0.66)%      (0.87)%
Ratios with waiver of management fees and assumption of
 expenses by PIM and reduction for fees paid indirectly:
 Net expenses                                                       2.89%        3.37%        3.21%        3.58%
 Net investment income (loss)                                      (0.10)%      (0.26)%      (0.66)%      (0.86)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
(a) Amount rounds to less than one cent per share.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   Six Months
                                                                      Ended
                                                                     5/31/06         Year Ended
                                                                   (unaudited)        11/30/05
CLASS C
Net asset value, beginning of period                               $   21.58         $  16.47
                                                                   ---------         --------
Increase (decrease) from investment operations:
 Net investment income (loss)                                      $   (0.02)        $   0.02
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                         3.51             5.74
                                                                   ---------         --------
  Net increase (decrease) from investment operations               $    3.49         $   5.76
Distributions to Shareowners:
 Net investment income                                             $   (0.02)        $      -
 Net realized gain                                                         -            (0.65)
                                                                   ---------         --------
 Total distributions                                               $   (0.02)        $  (0.65)
                                                                   ---------         --------
 Redemption fee                                                    $    0.00(a)      $  (0.00)(a)
                                                                   ---------         --------
Net increase (decrease) in net asset value                         $    3.47         $   5.11
                                                                   ---------         --------
Net asset value, end of period                                     $   25.05         $  21.58
                                                                   =========         ========
Total return*                                                          16.19%           34.94%
Ratio of net expenses to average net assets+                            2.65%**          2.80%
Ratio of net investment income (loss) to average net assets+           (0.15)%**         0.15%
Portfolio turnover rate                                                   32%**            69%
Net assets, end of period (in thousands)                           $  54,216         $ 44,468
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           2.65%**          2.82%
 Net investment income (loss)                                          (0.15)%**         0.13%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                           2.65%**          2.80%
 Net investment income (loss)                                          (0.15)%**         0.15%

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
                                                                  Year Ended    Year Ended   Year Ended   Year Ended
                                                                   11/30/04      11/30/03     11/30/02     11/30/01
CLASS C
Net asset value, beginning of period                               $ 13.39       $  9.42      $  9.29      $ 10.23
                                                                   -------       -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income (loss)                                      $  0.00(a)    $ (0.14)     $ (0.18)     $ (0.01)
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       3.08          4.11         0.31        (0.93)
                                                                   -------       -------      -------      -------
  Net increase (decrease) from investment operations               $  3.08       $  3.97      $  0.13      $ (0.94)
Distributions to Shareowners:
 Net investment income                                             $     -       $     -      $     -      $     -
 Net realized gain                                                       -             -            -            -
                                                                   -------       -------      -------      -------
 Total distributions                                               $     -       $     -      $     -      $     -
                                                                   -------       -------      -------      -------
 Redemption fee                                                    $     -       $     -      $     -      $     -
                                                                   -------       -------      -------      -------
Net increase (decrease) in net asset value                         $  3.08       $  3.97      $  0.13      $ (0.94)
                                                                   -------       -------      -------      -------
Net asset value, end of period                                     $ 16.47       $ 13.39      $  9.42      $  9.29
                                                                   =======       =======      =======      =======
Total return*                                                        23.00%        42.14%        1.40%       (9.19)%
Ratio of net expenses to average net assets+                          2.78%         3.32%        3.16%        3.57%
Ratio of net investment income (loss) to average net assets+         (0.01)%       (0.18)%      (0.63)%      (0.81)%
Portfolio turnover rate                                                 69%           88%         101%         177%
Net assets, end of period (in thousands)                           $36,579       $25,632      $29,239      $15,864
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                         2.86%         3.32%        3.16%        3.57%
 Net investment income (loss)                                        (0.08)%       (0.18)%      (0.63)%      (0.81)%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                         2.78%         3.32%        3.15%        3.55%
 Net investment income (loss)                                        (0.01)%       (0.18)%      (0.62)%      (0.79)%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
(a) Amount rounds to less than one cent per share.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                        Six Months
                                                                                          Ended
                                                                                         5/31/06
                                                                                       (unaudited)
CLASS R
Net asset value, beginning of period                                                    $ 23.37
                                                                                        -------
Increase from investment operations:
 Net investment income                                                                  $  0.06
 Net realized and unrealized gain on investments and foreign currency transactions         3.75
                                                                                        -------
  Net increase from investment operations                                               $  3.81
Distributions to shareowners:
 Net investment income                                                                  $ (0.14)
 Net realized gain                                                                            -
                                                                                        -------
 Total distributions                                                                    $ (0.14)
                                                                                        -------
 Redemption fee                                                                         $     -
                                                                                        -------
Net increase in net asset value                                                         $  3.67
                                                                                        -------
Net asset value, end of period                                                          $ 27.04
                                                                                        =======
Total return*                                                                             16.38%
Ratio of net expenses to average net assets+                                               2.33%**
Ratio of net investment income to average net assets+                                      0.13%**
Portfolio turnover rate                                                                      32%**
Net assets, end of period (in thousands)                                                $   250
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                              2.44%**
 Net investment income                                                                     0.02%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                              2.33%**
 Net investment income                                                                     0.13%**

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                                                                  4/1/03 (a)
                                                                                       Year Ended   Year Ended        to
                                                                                        11/30/05     11/30/04      11/30/03
CLASS R
Net asset value, beginning of period                                                    $ 17.72      $ 14.51      $  9.57
                                                                                        -------      -------      -------
Increase from investment operations:
 Net investment income                                                                  $  0.12      $  0.11      $  0.02
 Net realized and unrealized gain on investments and foreign currency transactions         6.18         3.25         4.93
                                                                                        -------      -------      -------
  Net increase from investment operations                                               $  6.30      $  3.36      $  4.95
Distributions to shareowners:
 Net investment income                                                                  $     -      $ (0.15)     $ (0.01)
 Net realized gain                                                                        (0.65)           -            -
                                                                                        -------      -------      -------
 Total distributions                                                                    $ (0.65)     $ (0.15)     $ (0.01)
                                                                                        -------      -------      -------
 Redemption fee                                                                         $     -      $     -      $     -
                                                                                        -------      -------      -------
Net increase in net asset value                                                         $  6.30      $  3.21      $  4.94
                                                                                        -------      -------      -------
Net asset value, end of period                                                          $ 23.37      $ 17.72      $ 14.51
                                                                                        =======      =======      =======
Total return*                                                                             35.53%       23.35%       51.74%
Ratio of net expenses to average net assets+                                               2.37%        2.61%        2.13%**
Ratio of net investment income to average net assets+                                      0.53%        0.13%        0.56%**
Portfolio turnover rate                                                                      69%          69%          88%
Net assets, end of period (in thousands)                                                $   135      $    59      $     2
Ratios with no waiver of management fees and assumption of expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                              2.58%        2.70%        2.13%**
 Net investment income                                                                     0.32%        0.04%        0.56%**
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                                              2.37%        2.61%        2.13%**
 Net investment income                                                                     0.53%        0.13%        0.56%**

(a) Class R shares were first publicly offered on April 1, 2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

   The accompanying notes are an integral part of these financial statements.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                  Six Months
                                                                     Ended
                                                                    5/31/06     Year Ended
                                                                  (unaudited)    11/30/05
CLASS Y
Net asset value, beginning of period                               $ 25.04       $ 18.78
                                                                   -------       -------
Increase (decrease) from investment operations:
 Net investment income                                             $  0.20       $  0.16
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                       4.03          6.75
                                                                   -------       -------
  Net increase (decrease) from investment operations               $  4.23       $  6.91
Distributions to shareowners:
 Net investment income                                             $ (0.28)      $     -
 Net realized gain                                                       -         (0.65)
                                                                   -------       -------
 Total distributions                                               $ (0.28)      $ (0.65)
                                                                   -------       -------
 Redemption fee                                                    $     -       $     -
                                                                   -------       -------
Net increase (decrease) in net asset value                         $  3.95       $  6.26
                                                                   -------       -------
Net asset value, end of period                                     $ 28.99       $ 25.04
                                                                   =======       =======
Total return*                                                        16.99%        36.77%
Ratio of net expenses to average net assets+                          1.35%**       1.40%
Ratio of net investment income to average net assets+                 1.15%**       1.66%
Portfolio turnover rate                                                 32%**         69%
Net assets, end of period (in thousands)                           $34,349       $23,273
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                         1.35%**       1.40%
 Net investment income                                                1.15%**       1.66%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                         1.35%**       1.40%
 Net investment income                                                1.15%**       1.66%

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                 Year Ended   Year Ended   Year Ended   Year Ended
                                                                  11/30/04     11/30/03     11/30/02     11/30/01
CLASS Y
Net asset value, beginning of period                              $ 15.19      $ 10.51      $ 10.20      $ 11.03
                                                                  -------      -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                            $  0.28      $  0.19      $  0.13      $  0.10
 Net realized and unrealized gain (loss) on investments and
  foreign currency transactions                                      3.47         4.50         0.18        (0.93)
                                                                  -------      -------      -------      -------
  Net increase (decrease) from investment operations              $  3.75      $  4.69      $  0.31      $ (0.83)
Distributions to shareowners:
 Net investment income                                            $ (0.16)     $ (0.01)     $     -      $     -
 Net realized gain                                                      -            -            -            -
                                                                  -------      -------      -------      -------
 Total distributions                                              $ (0.16)     $ (0.01)     $     -      $     -
                                                                  -------      -------      -------      -------
 Redemption fee                                                   $     -      $     -      $     -      $     -
                                                                  -------      -------      -------      -------
Net increase (decrease) in net asset value                        $  3.59      $  4.68      $  0.31      $ (0.83)
                                                                  -------      -------      -------      -------
Net asset value, end of period                                    $ 18.78      $ 15.19      $ 10.51      $ 10.20
                                                                  =======      =======      =======      =======
Total return*                                                       24.86%       44.63%        3.04%       (7.52)%
Ratio of net expenses to average net assets+                         1.30%        1.60%        1.58%        1.80%
Ratio of net investment income to average net assets+                1.46%        1.52%        0.93%        0.96%
Portfolio turnover rate                                                69%          88%         101%         177%
Net assets, end of period (in thousands)                          $54,440      $59,444      $41,683      $43,861
Ratios with no waiver of management fees and assumption of
 expenses by PIM and no reduction for fees paid indirectly:
 Net expenses                                                        1.37%        1.60%        1.58%        1.80%
 Net investment income                                               1.39%        1.52%        0.93%        0.96%
Ratios with waiver of management fees by PIM and reduction for fees paid indirectly:
 Net expenses                                                        1.30%        1.60%        1.58%        1.80%
 Net investment income                                               1.46%        1.52%        0.93%        0.96%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period.
**  Annualized.
+   Ratios with no reduction for fees paid indirectly.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06 (unaudited)
--------------------------------------------------------------------------------

1.  Organization and Significant Accounting Policies

Pioneer Emerging Markets Fund (the Fund) is a Delaware statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Fund is to seek long-term growth of capital.

The Fund offers five classes of shares - Class A, Class B, Class C, Class R, and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has equal rights to voting, redemptions, dividends and liquidation, except that the level of transfer agent and distribution fees may differ among classes. Class A, Class B, Class C and Class R shareowners have exclusive voting rights with respect to the distribution plan for each class. There is no distribution plan for Class Y shares. Class B shares will convert to Class A shares eight years after the date of purchase.

The Fund's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Fund to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements, which are consistent with those policies generally accepted in the investment company industry:


A.  Security Valuation

    Security transactions are recorded as of trade date. The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (NYSE) is open, as of the close of regular trading on the NYSE. In computing the net asset value, securities are valued using the last sale price on the principal exchange where they are traded. Securities that have not traded on the date of valuation, or securities for which sale prices are not generally reported, are valued using the mean between the last bid and asked prices. Securities for which market quotations are not readily available are valued at their fair values as determined by, or under the direction of, the Board of Trustees. The Fund invests primarily

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

    in securities of non-U.S. issuers. The principal exchanges and markets for such securities have closing times prior to the close of the NYSE. However, the value of these securities may be influenced by changes in global markets occurring after the closing times of the local exchanges and markets up to the time the Fund determines its net asset value. Consequently, the Board of Trustees of the Fund has determined that the use of daily fair valuations as provided by a pricing service is appropriate for the Fund. The Fund may also take into consideration other significant events in determining the fair value of these securities. Thus, the Fund's securities valuations may differ from prices reported by the various local exchanges and markets. Temporary cash investments are valued at amortized cost.

    Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in exercise of reasonable diligence. Dividend and interest income are recorded on the accrual basis net of unrecoverable foreign taxes withheld at the applicable country rates.

    Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

    The Fund's investments in emerging markets or countries with limited or developing markets may subject the Fund to a greater degree of risk than in a developed market. Risks associated with these developing markets include political, social or economic factors and may affect the price of the Fund's investments and income generated by these investments, as well as the Fund's ability to repatriate such amounts. At times, the Fund's investments may represent industries or industry sectors that are interrelated or have common risks, making it more susceptible to any economic, political or regulatory developments or other risks affecting those industries and sectors. Information regarding the Fund's principal risk is contained in the Fund's prospectus(es). Please refer to those documents when considering the Fund's risks.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

B.  Foreign Currency Translation

    The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.

    Net realized gains and losses on foreign currency transactions represent, among other things, the net realized gains and losses on foreign currency contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated in the statement of operations from the effects of changes in market price of those securities but are included with the net realized and unrealized gain or loss on investments.


C.  Forward Foreign Currency Contracts

    The Fund enters into forward foreign currency contracts (contracts) for the purchase or sale of a specific foreign currency at a fixed price on a future date as a hedge or cross-hedge against either specific investment transactions (settlement hedges) or portfolio positions (portfolio hedges). All contracts are marked to market daily at the applicable exchange rates, and any resulting unrealized gains or losses are recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a portfolio hedge is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 6).


D.  Futures Contracts

    The Fund may enter into futures transactions to hedge against changes in interest rates, securities prices, and currency rates or to seek to increase total return. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. Subsequent payments for futures contracts ("variation margin") are paid or received by

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

    the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing values of the contract. The use of futures contracts involves, to varying degrees, elements of market risks which may exceed the amounts recognized by the Fund. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. These risks may decrease the effectiveness of the Fund's hedging strategies and potentially result in a loss. At May 31, 2006, the Fund had no open futures contracts.


E.  Federal Income Taxes

    It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

    In addition to the requirements of the Internal Revenue Code, the Fund may also be required to pay local taxes on the recognition of capital gains and/or the repatriation of foreign currencies in certain countries. During the six months ended May 31, 2006, the Fund paid $316,514 in such taxes.

    In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for the capital gains is based on the net unrealized appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of May 31, 2006, the Fund had $391,560 in reserve related to capital gains.

    The amounts and characterizations of distributions to shareowners for financial reporting purposes are determined in accordance with federal income tax rules. Therefore, the sources of the Fund's distributions may be shown in the accompanying financial statements as either from or in excess of net investment income or net realized gain on investment transactions, or from paid-in capital, depending on the type of book/tax differences that may exist.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended November 30, 2005 was follows:

-------------------------------------------------
                                         2005
-------------------------------------------------
  Distributions paid from:
  Ordinary income                    $        -
  Long-term capital gain              7,263,176
                                     ----------
    Total                            $7,263,176
                                     ==========
-------------------------------------------------


    The following shows the components of distributable earnings on a federal income tax basis at November 30, 2005:

-------------------------------------------------
                                         2005
-------------------------------------------------
  Undistributed ordinary income      $ 1,042,720
  Undistributed long-term gain         2,826,551
  Dividend payable                      (915,527)
  Unrealized appreciation             81,565,216
                                     -----------
    Total                            $84,518,960
                                     ===========
-------------------------------------------------


    The difference between book basis and tax-basis unrealized appreciation is attributable to the tax deferral of losses on wash sales, tax basis adjustments on Passive Foreign Investment Company (PFIC) holdings.


F.  Fund Shares

    The Fund records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Fund and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A.(UniCredito Italiano), earned $61,733 in underwriting commissions on the sale of Class A shares during the six months ended May 31, 2006.


G.  Class Allocations

    Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Fund, respectively (see Note 4). Class Y shares are

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

    not subject to a distribution plan. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

    Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C, Class R and Class Y shares can bear different transfer agent and distribution fees.


H.  Securities Lending

    The Fund lends securities in its portfolio to certain brokers-dealers or other institutional investors, with the Fund's custodian acting as the lending agent. When entering into a loan, the Fund receives collateral, which is maintained by the custodian and earns income in the form of negotiated lenders' fees. The Fund also continues to receive interest or payments in lieu of dividends on the securities loaned. Gain or loss on the value of the loaned securities that may occur during the term of the loan will be for the account of the Fund. The loans are secured by collateral of at least 102%, at all times, of the fair value of the securities loaned. The amount of the collateral will be adjusted daily to reflect any price fluctuation in the value of the loaned securities. The Fund has the right under the lending agreements to recover the securities on loan from the borrower on demand. The Fund invests cash collateral in the Securities Lending Investment Fund, which is sponsored by Brown Brothers Harriman & Co., the Fund's custodian.


I.  Repurchase Agreements

    With respect to repurchase agreements entered into by the Fund, the value of the underlying securities (collateral), including accrued interest received from counterparties, is required to be at least equal to or in excess of the value of the repurchase agreements is held in safekeeping in the customer-only account of the Fund's

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

    custodian, or subcustodians. The Fund's investment adviser, Pioneer Investment Management, Inc. (PIM), is responsible for determining that the value of the collateral remains at least equal to the repurchase price.


2. Management Agreement

PIM, a wholly owned indirect subsidiary of UniCredito Italiano, manages the Fund's Portfolio. Effective December 31, 2003, management fees are calculated daily at an annual rate of 1.15% of the Fund's average daily net assets. Prior to December 31, 2003, the management fees were calculated daily at the annual rate of 1.25% of the Fund's average daily net assets.

PIM has agreed to limit ordinary operating expenses to the extent required to reduce Fund expenses to 1.95%, 2.85%, 2.85% and 2.20% of the average daily net assets attributable to Class A, Class B, Class C and Class R shares, respectively. Class Y shares do not have an expense limitation. These expense limitations are in effect through April 1, 2009 for Class A shares and through April 1, 2007 for Class B, Class C and Class R shares.

Prior to April 1, 2006, the expense limitation for Class A, Class B, Class C and Class R shares was 2.15%, 3.05%, 3.05% and 2.40%, respectively, of the average daily net assets attributable to each class of shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund. At May 31, 2006, $13,475, was payable to PIM related to management fees, administrative costs and certain other services, and is included in due to affiliates.


3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Fund at negotiated rates. Included in due to affiliates is $26,902 in transfer agent fees payable to PIMSS at May 31, 2006.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

4. Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to each class of shares (Class A Plan, Class B Plan, Class C Plan and Class R Plan) in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Fund pays PFD a service fee of up to 0.25% of the average daily net assets attributable to Class A shares in reimbursement of its actual expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Fund pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Fund pays PFD 0.50% of the average daily net assets attributable to Class R shares as compensation for distribution services. Included in due to affiliates is $4,177 in distribution fees payable to PFD at May 31, 2006. The Fund also has adopted a separate service plan for Class R shares (Service Plan). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holdings shares of the Fund a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class R shares help by such plans.

In addition, redemptions of each class of shares (except Class Y shares) may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 18 months of purchase. Class B shares subscribed on or after December 1, 2004 that are redeemed within five years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased prior to December 1, 2004, remain subject to the CDSC in effect at the time those shares were purchased. Shares purchased as part of an exchange or acquired as a result of a reorganization of another fund into the Fund remain subject to any contingent deferred sales charge that applied to the shares you originally purchased. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

months ended May 31, 2006, CDSCs in the amount of $50,301 were paid to PFD.

The Fund charges a 2.0% redemption fee on Class A, Class B, Class C, Class R and Class Y shares sold within 30 days of purchase. For Class A, Class R and Class Y shares this fee became effective November 1, 2003, while for Class B and Class C shares, this fee became effective July 1, 2004. The fee does not apply to certain types of transactions as described in the Fund's prospectus. For the six months ended May 31, 2006, the Fund collected $13,825 in redemption fees, which are included in the Fund's capital account.


5. Directed Brokerage And Expense Offset Arrangements

The Fund has entered into directed brokerage arrangements with brokers with whom PIM places trades on behalf of the Fund under which the brokers provide services to the Fund in addition to trade execution. These services may include payments of certain expenses on behalf of the Fund. However, for the six months ended May 31, 2006, the Fund's expenses were not reduced under these arrangements. In addition, the Fund has entered into certain expense offset arrangements with PIMSS resulting in a reduction in the Fund's total expenses, due to interest earned on cash held by PIMSS. For the six months ended May 31, 2006, the Fund's expenses were reduced by $4,784 under such arrangements.


6. Forward Foreign Currency Contracts

At November 30, 2005, the Fund had entered into various contracts that obligate the Fund to deliver currencies at specified future dates. At the maturity of a contract, the Fund must make delivery of the foreign currency. Alternatively, prior to the settlement date of a portfolio hedge, the Fund may close out such contracts by entering into an offsetting hedge contract. At May 31, 2006, the Fund had no outstanding portfolio hedges. The Fund's gross forward currency settlement contracts receivable and payable were $84,895, and $84,862, respectively, resulting in a net receivable of $33.


7. Line of Credit

The Fund, along with certain other funds in the Pioneer Family of Funds (the Funds), participates in a $50 million committed, unsecured revolving line of credit facility. Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 5/31/06  (unaudited) (continued)
--------------------------------------------------------------------------------

lesser of $50 million or the limits set by its prospectus for borrowings. Interest on collective borrowings is payable at the Federal Funds Rate plus 1/2% on an annualized basis. The Funds pay an annual commitment fee for this facility. The commitment fee is allocated among such Funds based on their respective borrowing limits. For the six months ended May 31, 2006, there were no borrowings under such agreement.

Pioneer Emerging Markets Fund
--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

     Trustees
     John F. Cogan, Jr., Chairman
     David R. Bock
     Mary K. Bush
     Margaret B.W. Graham
     Osbert M. Hood
     Thomas J. Perna
     Marguerite A. Piret
     Stephen K. West
     John Winthrop

     Officers
     John F. Cogan, Jr., President
     Osbert M. Hood, Executive Vice
       President
     Vincent Nave, Treasurer
     Dorothy E. Bourassa, Secretary

Investment Adviser
Pioneer Investment Management, Inc.


Custodian
Brown Brothers Harriman & Co.


Principal Underwriter
Pioneer Funds Distributor, Inc.


Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP


Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.


Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareowners at pioneerinvestments.com. This information is also available on the Securities and Exchange Commission's web site at http://www.sec.gov.


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HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

 We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

  Call us for:

  Account Information, including existing accounts,
  new accounts, prospectuses, applications
  and service forms                                           1-800-225-6292

  FactFone(SM) for automated fund yields, prices,
  account information and transactions                        1-800-225-4321

  Retirement plans information                                1-800-622-0176

  Telecommunications Device for the Deaf (TDD)                1-800-225-1997

  Write to us:

  PIMSS, Inc.
  P.O. Box 55014
  Boston, Massachusetts 02205-5014


  Our toll-free fax                                           1-800-225-4240


  Our internet e-mail address             ask.pioneer@pioneerinvestments.com
 (for general questions about Pioneer only)


  Visit our web site:                            www.pioneerinvestments.com


 Before investing consider the Fund's investment objectives, risks, charges and expenses. Contact your advisor or Pioneer Investments for a prospectus containing this information. Read it carefully.

 The Fund files a complete statement of investments with the Securities and Exchange Commission for the first and third quarters for each fiscal year on Form N-Q. Shareholders may view the filed Form N-Q by visiting the Commission's web site at http://www.sec.gov. The filed form may also be viewed and copied at the Commission's Public Reference Room in Washington, DC. Information regarding the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A


(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A


(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognize that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A


(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A


(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

The Fund's independent auditor, Ernst &
Young LLP ("E&Y"), has advised the Audit
Committee of the Fund's Board of Trustees that E&Ys Spanish affiliate (E&Y Spain) performed certain non-audit work for Pioneer Global
Investments Limited ("PGIL"), an affiliate of the Funds investment adviser. The services involved the receipt and disbursement of monies transferred to E&Y Spain by PGIL in payment of individual payroll and related income tax withholdings due on returns prepared by E&Y Spain for certain PGIL employees located in Spain from February 2001 to October 2005. E&Y became auditors of the Fund in May 2002. These payroll and tax services were discontinued in November 2005. The annual fee received by E&Y Spain for all such services totaled approximately 9,000 Euro per year. E&Y has informed the Audit Committee that based on its internal reviews and the de minimus nature of the services provided and fees received, E&Y does not believe its independence with respect to the Fund has been impaired or that it is disqualified from acting as independent auditors to the Fund.

N/A



Item 5. Audit Committee of Listed Registrants

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).
If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrants audit committee as specified in
Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

The registrant has a separately-designated standing audit committe eestablished in accordance with Section
3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)).

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.

N/A

Item 6. Schedule of Investments.

File Schedule I Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.12-12 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item
1 of this Form.

Included in Item 1



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR
CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.



Item 8. Portfolio Managers of Closed-End Management Investment
        Companies.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR,provide the following information:
(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrants portfolio (Portfolio Manager). Also state each Portfolio Managers business experience during the past 5 years.


Not applicable to open-end management investment companies.



Item 9. Purchases of Equity Securities by Closed-End Management
Investment Company and Affiliated Purchasers.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrants equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781). Instruction to paragraph (a). Disclose all purchases covered by this Item, including purchases that do not satisfy the conditions of the safe harbor of Rule 10b-18 under the Exchange Act (17 CFR 240.10b-18), made in the period covered by the report. Provide disclosures covering repurchases made on a monthly basis. For example, if the reporting period began on January 16 and ended on July 15, the chart would show repurchases for the months from January 16 through February 15, February 16 through March 15, March 16 through
April 15, April 16 through May 15, May 16 through June 15, and June 16 through July 15.



Not applicable to open-end management investment companies.



Item 10. Submission of Matters to a Vote of Security Holders.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrants board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14A (17 CFR 240.14a-101), or this Item.


There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrants board of directors since the registrant last provided disclosure in response to the requirements of Item 7(d)(2)(ii)(G) of Schedule 14(A) in its definitive proxy statement, or this Item.


ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.


(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 12. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer Emerging Markets Fund


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  July 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date July 31, 2006


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date July 31, 2006

* Print the name and title of each signing officer under his or her signature.